Finance debt (Details 1) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Finance Debt
Short-term debt	$ 4
Current portion of long-term debt	3,776	$ 3,111
Accrued interest on short and long-term debt	542	465
Total	$ 4,322	$ 3,576